AZL MVP Fusion Dynamic Conservative Fund
AZL MVP FUSION<sup>SM</sup> DYNAMIC CONSERVATIVE FUND
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses <br/>Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP Fusion Dynamic Conservative Fund AZL MVP Fusion Dynamic Conservative Fund
Management Fee	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.72%	[1]
Total Annual Fund Operating Expenses	0.96%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MVP Fusion Dynamic Conservative Fund | AZL MVP Fusion Dynamic Conservative Fund | USD ($)	98	306	531	1,178

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AZL MVP Fusion Dynamic Conservative Fund | AZL MVP Fusion Dynamic Conservative Fund | USD ($)	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Investments, Risks, and Performance <br/>Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 35% of its assets to underlying equity funds and approximately 65% of its assets in the underlying fixed income funds.

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.

The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying funds. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5%of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. If changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Allocation Risk – The risk associated with the Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation between equity funds and fixed income funds or the futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
  Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
  Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
  Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
  Income Risk – Falling interest rates may cause a fund’s income to decline.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (35%) and the Bloomberg Barclays U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table<br/><br/>Calendar Year Total Return <br/>Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	6.75%
Lowest (Q3, 2011)	-6.87%

Average Annual Total Returns
Average Annual Total Returns - AZL MVP Fusion Dynamic Conservative Fund		One Year Ended December 31, 2018	Five Years Ended December 31, 2018
				Since Inception	Inception Date
AZL MVP Fusion Dynamic Conservative Fund		(3.75%)	2.88%	5.06%	Oct. 23, 2009
S&P 500 Index	[1]	(4.38%)	8.49%	11.92%	Oct. 23, 2009
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	0.01%	2.52%	3.17%	Oct. 23, 2009
Conservative Composite Index	[1]	(1.19%)	4.72%	6.41%	Oct. 23, 2009
[1]	Reflects no deduction for fees, expenses, or taxes.